Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis (USD $)	Nov. 30, 2013		Nov. 30, 2012		Nov. 30, 2011
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(a) Cash and cash equivalents	$ 760,586		$ 497,016
(b) Convertible debt1	1,290,683	[1]		[1]
(c) Warrant liabilities2	6,166,972		1,960,893		6,611,015
Total	6,927,558		2,457,909
Conversion Option [Member] | Fair Value, Inputs, Level 1 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(b) Convertible debt1		[2]
Conversion Option [Member] | Fair Value, Inputs, Level 2 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(b) Convertible debt1		[2]
Conversion Option [Member] | Fair Value, Inputs, Level 3 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(b) Convertible debt1	728,950	[2]
Conversion Option [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(b) Convertible debt1	728,950	[2]
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities2		[3]		[3]
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities2		[3]		[3]
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities2	5,438,022	[3]	1,960,893	[3]
Warrant [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities2	5,438,022	[3]	1,960,893	[3]
Fair Value, Inputs, Level 1 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(a) Cash and cash equivalents	760,586		497,016
Total	760,586		497,016
Fair Value, Inputs, Level 3 [Member]
Note 17 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
Total	$ 6,166,972		$ 1,960,893

[1]	The Company calculates the interest rate for the convertible debt and due to related parties based on the Company's estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the convertible debt and the amounts due to related parties.
[2]	Conversion options are included in the convertible debenture on the consolidated balance sheet.
[3]	Warrant liabilities are included on the consolidated balance sheet.